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                                                           File Number 028-03983

                                    FORM 13F

            INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS
        PURSUANT TO SECTION 13(F) OF THE SECURITIES EXCHANGE ACT OF 1934
                              AND RULES THEREUNDER

                       Securities and Exchange Commission
                             Washington, D. C. 20549

     (Adopted in Release No. 34-14852 (81,610), June 15, 1978. 43 F. R. -.)

Report for the Calendar Year or Quarter Ended   September 30, 2003
                                                ------------------

                    If amended report check here: ___________

Name of Institutional Investment Manager: John Hancock Life Insurance Company

Business  Address :          P.O. Box 111, John Hancock Place, Boston, MA  02117

Name, Phone No., and Title of Person Duly Authorized to Submit This Report:

           Eileen Bruckner,          Investment Analyst (617)572-9610
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The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted. Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 15th day of February, 2000.

          John Hancock Life Insurance Company

          By:    /s/Eileen Bruckner
                 -------------------------------------------------------------------------
          Title: Eileen Bruckner, Portfolio Analyst, John Hancock Life Insurance Company

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (Other than the one filling this report). (List in alphabetical order).

Name:                               13F File No.:

0.    John Hancock Life Insurance Company
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1.    Maritime Life Assurance Company
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2.    Hancock Venture Partners, Inc. (formerly John Hancock Venture Capital Management)
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3.
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4.
      ---------------------------------------------------------------------------------
5.
      ---------------------------------------------------------------------------------
6.
      ---------------------------------------------------------------------------------
7.
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John Hancock Life Insurance Company  (Effective February 1, 2000, John Hancock Mutual Life Insurance Company was
                                      renamed John Hancock Life Insurance Company and became the parent, wholly-
                                      owned subsidiary of John Hancock Financial Services, Inc.)

September 30, 2003

Item 1                              Item 2      Item 3      Item 4         Item 5     Item 6          Item 7          Item 8

                                    Title of    Cusip       Fair           Shrs/Prin  Inv Discretion         Voting Authority (Shrs)
Name of Issuer                      Class       Number      Market Value   Amount     Sole Shrd Othr  Mgr     A-Sole  B-Shrd  C-None

Aber Diamond Corp                COM          002893-10-5      713,385       19,100          X         1              19,100
Agnico Eagle Mines, Ltd.         COM          008474-10-8      493,332       29,400          X         1              29,400
Aeterna Labs                     sub vtg shr  007975-10-5       81,885       15,900          X         1              15,900
Alcan Inc                        COM          01371610-5     2,751,000       52,500          X         1              52,500
Alliance Atlantis                COM          01853E-20-4      296,070       13,900          X         1              13,900
Ampex Corp.                      COM          032092-10-8       27,960        9,320     X              0    9,320
Angiotech Pharm                  COM          34918-10-2       841,269       14,300          X         1              14,300
Ballard Power Systems            COM          05858H-10-4      734,850       41,400          X         1              41,400
Bank of Montreal                 COM          06367-11-0     6,517,924      139,600          X         1             139,600
Bank of Nova Scotia              COM          06414910-7    17,440,840      276,400          X         1             276,400
Barrick Gold                     COM          0670190-8      3,178,750      125,000          X         1             125,000
BCE Inc.                         COM          05534-B1-0     8,638,603      296,350          X         1             296,350
Bema Gold                        COM          08135F10-7       419,976      122,800          x         1             122,800
Boardwalk Equities               COM          09661310-4       185,856       12,100          X         1              12,100
Brascan Corp                     COM          1054P-60-6     6,828,000      200,000          X         1             200,000
Brookfield PPTYS                 COM          112900-10-5      881,267       27,809          X         1              27,809
Calpine                          COM          131347-90-6    1,683,000      150,000          X         1             150,000
Cambior                          COM          131347-90-6      216,293       58,300          X         1              58,300
Canadian Imperial Bank           COM          13606910-1    18,550,974      335,400          X         1             335,400
Canadian National Ry             COM          13637-51-0     4,745,040       68,000          X         1              68,000
Canwest Global Comm              COM          138906-30-0      391,064       35,073          X         1              35,073
Clean Harbors                    COM          184496-10-7      850,000      200,000     X              0  200,000
CHC Helicopter Corp              COM          12541C20-3       170,752        6,400          X         1               6,400
Coinstar Inc.                    COM          19259P-30-0      471,100       35,000     X              0   35,000
Corus                            COM          220874-10-1      350,150       14,900          X         1              14,900
Creo Products                    COM          13566G-50-9      245,688       17,400          X         1              17,400
Decoma Intl                      COM          13566G-50-9       72,954        5,400          X         1               5,400
Descartes Systems                COM          249906-10-8       49,478       14,300          X         1              14,300
Dorel Industries                 COM          25822C-20-5      312,160        9,800          X         1               9,800
Enbridge Inc.                    COM          29250N10-5    11,522,295      239,300          X         1             239,300
Encana                           COM          29250510-4     2,601,089       53,192          X         1              53,192
Eldorado Gold Corp               COM          28490210-J       309,934       87,800          X         1              87,800
Enerplus Res Fund                COM          29274D60-4     5,400,300      153,200          X         1             153,200
Extendicare Inc.                 COM           30224T-87-1     162,945       21,300          X         1              21,300
Fairfax Fin Srv                  COM           30390110-2      989,397        4,700          X         1               4,700
Firstservice Corp                COM          33761N10-9       114,868        4,700          X         1               4,700
Four Seasons Hotels              sub vtg shs  35100E10-4       552,510        8,206          X         1               8,206
GSI Lumonics                     COM          34542610-0       157,729       14,300          X         1              14,300
Gildan Activwear                 sub vtg shs  37591610-J       307,233        8,100          X         1               8,100
Glamis Gold, Ltd.                COM          376775-10-2      808,176       45,200          X         1              45,200
Goldcorp Inc                     COM          38095640-9     1,208,285       64,100          X         1              64,100
Groupe CGI                       sub vtg shs  39945C10-9       660,726       84,600          X         1              84,600
Golden Star Res                  COM          3819T10-10-4     233,520       41,700          X         1              41,700
Golden State Vintners            COM          38121K-20-8    2,015,607      658,695     X              0  658,695
Hummingbird Commun               COM          44544R-10-1      166,470        6,200          X         1               6,200
ID Biomedical                    COM          44936D10-8       279,960       12,000          X         1              12,000
IAMGold                          COM          45091310-8       420,005       50,300          X         1              50,300
Intertape Polymer                COM          460915-20-0      114,954       11,900          X         1              11,900
Intrawest Corp.                  COM          460915-20-0      315,296       16,700          X         1              16,700
IPSCO Inc.                       COM          462622-10-1      271,244       16,600          X         1              16,600
Kingsway Financial               COM          49690410-3       247,650       19,500          X         1              19,500
Lily Eli & Co                    COM          532457-10-8        5,901        1,040     X              0    1,040
LodgeNet Entertainment           COM          540211-10-9    1,750,400      160,000     X              0  160,000
MI Developments Inc              sub vtg shs  55304-X10-4      514,600       16,600          X         1              16,600
Magna Intl                       sub vtg shs  55922240-1     3,946,755       43,500          X         1              43,500
Manulife Financial               COM          56501R10-6     7,493,760      192,000          X         1             192,000
Masonite Intl                    COM          575338410-2      602,721       18,900          X         1              18,900
Methanex                         COM          59151K-10-8      526,680       41,800          X         1              41,800
Meridian Gold                    COM          58997510-1       554,506       34,700          X         1              34,700
Moore Wallace                    COM          61585710-9     1,039,300       54,700          X         1              54,700
Nabors Industries, Inc.          COM          G6359F-10-3    8,864,154      237,900     X              0  237,900
Navistar Intl Corp               COM          63934E-10-8    1,192,848       31,997     X              0   31,997
Open Text Corp.                  COM          683715-10-6      314,500        6,800          X         1               6,800
Pan American Silver              COM          697900-10-8      236,253       18,300          X         1              18,300
Petro CDA                        COM          71644E10-2     4,986,550       95,000          X         1              95,000
Petrokazakhstan                  COM          71649P90-2       767,584       27,200          X         1              27,200
QLT Phototherapeut               COM          746927-10-2      519,600       24,000          X         1              24,000
Quebecor Printing                COM          748203-10-6    4,835,522      190,600          X         1             190,600
Research In Motion               COM          760975-10-2    1,088,760       21,100          X         1              21,100
Rogers Wireless                  COM          788087-10-2      102,459        4,900          X         1               4,900
Royal Bank of CDA                COM          788087-10-2   14,910,060      250,800          X         1             250,800
Smithfield Foods                 COM          832248-10-8   74,750,746    3,893,268     X              0 3,893,268
Steinway Musical Inst.           COM          858495-10-4   25,949,666    1,461,953     X              0 1,461,953
Sunlife Financial                COM          86679610-5     5,595,086      191,285          X         1             191,285
Telesystem Intl                  COM          879946-50-7      138,882       23,700          X         1              23,700
Tesco                            COM          88157K-10-1      131,890       12,100          X         1              12,100
Tesma Intl                       sub vtg      881908-10-7    1,109,306       36,240          X         1              36,240
Thomson Corp                     COM          88157K-10-1    4,909,200      120,000          X         1             120,000
Toronto Dominion Bk              COM          891160-50-9   13,422,240      351,000          X         1             351,000
Transcanada Corp                 COM          89353D-10-7    9,952,790      397,000          X         1             397,000
Vasogen                          COM          9223F10-3        163,080       21,600          X         1              21,600
Westcast Industries              COM          95081310-5        79,240        2,000          X         1               2,000
Wheaton River Minerals           COM          262902-10-2      451,651      167,900          X         1             167,900
Zarlink Semiconductor            COM          98913910-0       237,677       45,100          X         1              45,100



TOTALS                                                     298,144,179   12,163,128                      6,689,173 5,473,955
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